Schedule of Investments (unaudited)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AeroVironment, Inc.(a)	733	$ 204,060
Axon Enterprise, Inc.(a)	1,457	704,576
Boeing Co. (The)(a)	15,285	3,572,410
BWX Technologies, Inc.	1,798	369,363
Carpenter Technology Corp.	934	296,853
Curtiss-Wright Corp.	740	485,951
General Dynamics Corp.	4,774	1,676,104
General Electric Co.	20,811	6,384,607
HEICO Corp.(b)	866	286,568
HEICO Corp., Class A	1,513	385,195
Howmet Aerospace, Inc.	7,630	1,587,650
L3Harris Technologies, Inc.	3,665	1,256,545
Lockheed Martin Corp.	3,907	2,477,897
Northrop Grumman Corp.	2,704	1,871,871
Rocket Lab Corp.(a)	8,229	658,896
RTX Corp.	26,322	5,288,879
Textron, Inc.	3,547	312,349
TransDigm Group, Inc.	1,051	1,500,345
Woodward, Inc.	1,159	368,377
		29,688,496
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	2,316	451,504
Expeditors International of Washington, Inc.	2,622	420,936
FedEx Corp.	4,337	1,397,598
United Parcel Service, Inc., Class B	14,532	1,543,589
		3,813,627
Automobile Components — 0.0%
Aptiv PLC(a)	4,093	310,045
Automobiles — 2.2%
Ford Motor Co.	77,245	1,072,161
General Motors Co.	18,326	1,539,384
Rivian Automotive, Inc., Class A(a)	14,874	219,391
Tesla, Inc.(a)	55,002	23,673,411
		26,504,347
Banks — 3.5%
Bank of America Corp.	131,394	6,990,161
Citigroup, Inc.	35,151	4,067,322
Citizens Financial Group, Inc.	8,637	543,958
Fifth Third Bancorp	17,720	889,898
First Citizens BancShares, Inc., Class A	203	420,123
Huntington Bancshares, Inc.	38,922	680,357
JPMorgan Chase & Co.	54,017	16,523,260
KeyCorp	18,513	398,400
M&T Bank Corp.	3,019	668,920
PNC Financial Services Group, Inc. (The)	7,754	1,731,468
Regions Financial Corp.	16,865	480,652
Truist Financial Corp.	25,331	1,302,520
U.S. Bancorp	30,557	1,714,553
Wells Fargo & Co.	61,728	5,585,767
		41,997,359
Beverages — 1.0%
Coca-Cola Co. (The)	76,835	5,748,027
Constellation Brands, Inc., Class A	2,989	468,376
Keurig Dr. Pepper, Inc.	23,887	655,459
Monster Beverage Corp.(a)	13,463	1,087,272
PepsiCo, Inc.	26,930	4,137,256
		12,096,390
Security	Shares	Value
Biotechnology — 1.8%
AbbVie, Inc.	34,718	$ 7,742,461
Alnylam Pharmaceuticals, Inc.(a)	2,499	844,812
Amgen, Inc.	10,570	3,613,672
Biogen, Inc.(a)	2,781	500,274
Gilead Sciences, Inc.	24,535	3,482,743
Incyte Corp.(a)	3,178	318,022
Insmed, Inc.(a)	4,071	638,618
Natera, Inc.(a)	2,619	605,356
Regeneron Pharmaceuticals, Inc.	1,980	1,468,071
Summit Therapeutics, Inc.(a)(b)	2,219	32,131
United Therapeutics Corp.(a)	780	366,202
Vertex Pharmaceuticals, Inc.(a)	4,988	2,343,861
		21,956,223
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	191,596	45,848,923
Coupang, Inc., Class A(a)	26,483	533,897
eBay, Inc.	8,888	810,763
MercadoLibre, Inc.(a)	925	1,986,706
		49,180,289
Building Products — 0.4%
Allegion PLC	1,690	279,509
Carlisle Cos., Inc.	851	290,097
Carrier Global Corp.	15,469	921,643
Johnson Controls International PLC	12,018	1,433,267
Lennox International, Inc.	642	317,841
Trane Technologies PLC	4,384	1,843,823
		5,086,180
Capital Markets — 3.3%
Ameriprise Financial, Inc.	1,826	962,649
Ares Management Corp., Class A	3,991	597,333
Bank of New York Mellon Corp. (The)	13,192	1,581,985
BlackRock, Inc.(c)	2,732	3,056,944
Blackstone, Inc., Class A	14,519	2,067,796
Carlyle Group, Inc. (The)	4,236	248,992
Charles Schwab Corp. (The)	33,475	3,478,722
CME Group, Inc., Class A	7,072	2,044,232
Coinbase Global, Inc., Class A(a)	4,437	864,061
Goldman Sachs Group, Inc. (The)	5,898	5,517,048
Interactive Brokers Group, Inc., Class A	8,705	651,830
Intercontinental Exchange, Inc.	11,244	1,953,982
KKR & Co., Inc., Class A	13,082	1,494,749
LPL Financial Holdings, Inc.	1,587	578,462
Moody’s Corp.	3,051	1,572,974
Morgan Stanley	24,264	4,435,459
MSCI, Inc., Class A	1,429	870,575
Nasdaq, Inc.	7,321	709,332
Northern Trust Corp.	3,738	558,569
Raymond James Financial, Inc.	3,398	563,592
Robinhood Markets, Inc., Class A(a)	14,737	1,466,037
S&P Global, Inc.	5,954	3,142,462
State Street Corp.	5,482	717,375
T Rowe Price Group, Inc.	4,261	450,303
		39,585,463
Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,370	1,190,825
Corteva, Inc.	13,468	980,470
Dow, Inc.	14,017	386,168
DuPont de Nemours, Inc.	8,214	360,759
Ecolab, Inc.	4,996	1,408,822
International Flavors & Fragrances, Inc.	5,020	350,446
Linde PLC	9,249	4,226,516

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	5,084	$ 249,116
PPG Industries, Inc.	4,463	516,057
RPM International, Inc.	2,531	270,716
Sherwin-Williams Co. (The)	4,525	1,604,746
		11,544,641
Commercial Services & Supplies — 0.4%
Cintas Corp.	6,809	1,303,174
Copart, Inc.(a)	16,522	670,463
Republic Services, Inc.	3,997	859,715
Rollins, Inc.	5,787	366,549
Veralto Corp.	4,649	460,158
Waste Management, Inc.	7,223	1,605,239
		5,265,298
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	20,202	2,863,432
Ciena Corp.(a)	2,778	699,528
Cisco Systems, Inc.	77,871	6,098,857
F5, Inc.(a)	1,136	313,093
Motorola Solutions, Inc.	3,286	1,322,746
		11,297,656
Construction & Engineering — 0.3%
AECOM	2,515	242,522
Comfort Systems U.S.A., Inc.	692	790,333
EMCOR Group, Inc.	875	630,639
MasTec, Inc.(a)	1,203	289,297
Quanta Services, Inc.	2,897	1,375,003
		3,327,794
Construction Materials — 0.3%
CRH PLC	13,224	1,618,750
Martin Marietta Materials, Inc.	1,204	784,947
Vulcan Materials Co.	2,622	788,016
		3,191,713
Consumer Finance — 0.6%
American Express Co.	10,620	3,740,045
Capital One Financial Corp.	12,556	2,748,885
SoFi Technologies, Inc.(a)	23,317	531,861
Synchrony Financial	7,075	513,857
		7,534,648
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	715	433,648
Costco Wholesale Corp.	8,729	8,207,442
Dollar General Corp.	4,312	618,470
Dollar Tree, Inc.(a)	3,882	456,484
Kroger Co. (The)	12,073	758,788
Performance Food Group Co.(a)	3,051	291,218
Sysco Corp.	9,390	787,352
Target Corp.	9,041	953,554
U.S. Foods Holding Corp.(a)	4,501	376,374
Walmart, Inc.	84,586	10,077,576
		22,960,906
Containers & Packaging — 0.1%
Amcor PLC	8,972	397,011
International Paper Co.	10,235	412,675
Packaging Corp. of America	1,752	389,908
Smurfit WestRock PLC	10,153	422,669
		1,622,263
Distributors — 0.0%
Genuine Parts Co.	2,727	379,026
Security	Shares	Value
Diversified REITs — 0.0%
WP Carey, Inc.	4,429	$ 308,923
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc., Class A(a)(b)	4,717	524,578
AT&T Inc.	140,609	3,685,362
Comcast Corp., Class A	71,422	2,124,804
Verizon Communications, Inc.	82,912	3,691,242
		10,025,986
Electric Utilities — 1.4%
Alliant Energy Corp.	5,013	330,407
American Electric Power Co., Inc.	10,129	1,213,201
Constellation Energy Corp.	6,162	1,729,550
Duke Energy Corp.	15,284	1,854,713
Edison International	7,611	474,013
Entergy Corp.	8,752	839,229
Evergy, Inc.	4,513	346,283
Eversource Energy	6,902	477,135
Exelon Corp.	19,852	888,973
FirstEnergy Corp.	10,379	491,342
NextEra Energy, Inc.	40,892	3,594,407
NRG Energy, Inc.	3,848	587,320
Oklo, Inc., Class A(a)(b)	1,818	144,749
PG&E Corp.	43,317	667,948
PPL Corp.	13,872	502,860
Southern Co. (The)	21,632	1,931,954
Xcel Energy, Inc.	11,632	884,730
		16,958,814
Electrical Equipment — 1.1%
AMETEK, Inc.	4,529	1,014,405
Bloom Energy Corp., Class A(a)	4,288	649,075
Eaton Corp. PLC	7,695	2,704,177
Emerson Electric Co.	11,078	1,628,023
GE Vernova, Inc.	5,367	3,898,428
Hubbell, Inc.	1,051	512,825
nVent Electric PLC	3,157	354,405
Rockwell Automation, Inc.	2,237	943,231
Vertiv Holdings Co., Class A	7,375	1,373,077
		13,077,646
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	23,985	3,455,759
CDW Corp.	2,589	327,224
Coherent Corp.(a)	3,014	639,510
Corning, Inc.	14,845	1,532,746
Fabrinet(a)(b)	714	349,460
Flex Ltd.(a)	6,944	437,750
Jabil, Inc.	1,947	461,809
Keysight Technologies, Inc.(a)	3,385	732,277
TE Connectivity PLC	5,826	1,297,916
Teledyne Technologies, Inc.(a)	922	571,917
Zebra Technologies Corp., Class A(a)	1,005	236,155
		10,042,523
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,459	1,090,482
Halliburton Co.	16,889	566,119
SLB Ltd.	29,168	1,411,148
TechnipFMC PLC	7,501	417,956
		3,485,705
Entertainment — 1.3%
Electronic Arts, Inc.	4,482	913,970
Liberty Media Corp. - Liberty Formula One, Class A(a)	485	38,650

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,172	$ 363,047
Live Nation Entertainment, Inc.(a)	2,822	410,460
Netflix, Inc.(a)	83,559	6,976,341
ROBLOX Corp., Class A(a)	12,337	811,281
Take-Two Interactive Software, Inc.(a)	3,341	736,022
TKO Group Holdings, Inc., Class A	1,344	272,268
Walt Disney Co. (The)	35,355	3,988,044
Warner Bros Discovery, Inc., Class A(a)	44,560	1,227,182
		15,737,265
Financial Services — 3.6%
Affirm Holdings, Inc., Class A(a)	5,258	317,057
Apollo Global Management, Inc.	8,137	1,094,752
Berkshire Hathaway, Inc., Class B(a)	36,173	17,382,212
Block, Inc., Class A(a)	10,759	650,166
Corpay, Inc.(a)	1,326	417,199
Equitable Holdings, Inc.	1,919	89,042
Fidelity National Information Services, Inc.	10,330	570,733
Fiserv, Inc.(a)	10,615	676,494
Global Payments, Inc.	4,796	344,065
Mastercard, Inc., Class A	16,193	8,724,627
PayPal Holdings, Inc.	18,381	968,495
Rocket Cos., Inc., Class A	17,318	310,512
Toast, Inc., Class A(a)	9,739	302,980
Visa, Inc., Class A	33,404	10,750,409
		42,598,743
Food Products — 0.4%
Archer-Daniels-Midland Co.	9,067	610,300
Bunge Global SA	2,651	301,896
General Mills, Inc.	10,530	487,118
Hershey Co. (The)	2,928	570,228
Kraft Heinz Co. (The)	17,108	406,144
McCormick & Co., Inc., NVS	4,942	305,564
Mondelez International, Inc., Class A	25,476	1,489,581
Tyson Foods, Inc., Class A	5,345	349,189
		4,520,020
Gas Utilities — 0.0%
Atmos Energy Corp.	3,115	518,149
Ground Transportation — 0.8%
CSX Corp.	36,660	1,384,282
JB Hunt Transport Services, Inc.	1,509	305,904
Norfolk Southern Corp.	4,447	1,295,144
Old Dominion Freight Line, Inc.	3,594	622,481
Uber Technologies, Inc.(a)	39,496	3,161,655
Union Pacific Corp.	11,650	2,738,915
XPO, Inc.(a)	2,314	342,726
		9,851,107
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	34,191	3,737,076
Becton Dickinson & Co.	5,648	1,149,255
Boston Scientific Corp.(a)	29,095	2,721,255
Cooper Cos., Inc. (The)(a)	3,892	316,731
Dexcom, Inc.(a)	7,668	560,071
Edwards Lifesciences Corp.(a)	11,505	936,047
GE HealthCare Technologies, Inc.	8,934	705,518
Hologic, Inc.(a)	4,415	330,816
IDEXX Laboratories, Inc.(a)	1,507	1,010,383
Insulet Corp.(a)	1,396	357,111
Intuitive Surgical, Inc.(a)	6,936	3,497,270
Medtronic PLC	25,220	2,596,651
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	2,897	$ 748,324
STERIS PLC	1,871	491,325
Stryker Corp.	7,116	2,629,789
Zimmer Biomet Holdings, Inc.	3,915	340,879
		22,128,501
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	4,689	1,007,572
Cencora, Inc.	3,600	1,293,192
Centene Corp.(a)	9,467	410,110
Cigna Group (The)	5,070	1,389,738
CVS Health Corp.	24,950	1,859,274
Elevance Health, Inc.	4,361	1,507,772
HCA Healthcare, Inc.	3,186	1,555,628
Humana, Inc.	2,365	461,648
Labcorp Holdings, Inc.	1,646	446,922
McKesson Corp.	2,427	2,017,347
Quest Diagnostics, Inc.	2,180	407,725
Tenet Healthcare Corp.(a)	1,720	325,562
UnitedHealth Group, Inc.	17,821	5,113,380
		17,795,870
Health Care REITs — 0.3%
Ventas, Inc.	8,794	683,030
Welltower, Inc.	13,496	2,542,107
		3,225,137
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,965	604,623
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	8,204	1,061,352
Booking Holdings, Inc.	636	3,181,170
Carnival Corp.(a)	21,510	645,730
Chipotle Mexican Grill, Inc.(a)	25,820	1,003,623
Darden Restaurants, Inc.	2,304	459,302
DoorDash, Inc., Class A(a)	7,319	1,497,614
DraftKings, Inc., Class A(a)	9,576	263,436
Expedia Group, Inc.	2,294	607,543
Flutter Entertainment PLC(a)(b)	3,261	538,554
Hilton Worldwide Holdings, Inc.	4,287	1,279,712
Las Vegas Sands Corp.	6,103	321,811
Marriott International, Inc., Class A	4,343	1,369,348
McDonald’s Corp.	14,092	4,438,980
Royal Caribbean Cruises Ltd.	4,968	1,612,861
Starbucks Corp.	22,330	2,053,244
Yum! Brands, Inc.	5,512	857,116
		21,191,396
Household Durables — 0.3%
DR Horton, Inc.	5,194	773,075
Garmin Ltd.	3,179	641,014
Lennar Corp., Class A	4,239	463,535
Lennar Corp., Class B	259	26,226
NVR, Inc.(a)	52	397,058
PulteGroup, Inc.	3,825	478,469
Somnigroup International, Inc.	3,667	322,146
		3,101,523
Household Products — 0.8%
Church & Dwight Co., Inc.	4,722	454,492
Clorox Co. (The)	2,437	274,869
Colgate-Palmolive Co.	15,936	1,438,861
Kimberly-Clark Corp.	6,545	654,435
Procter & Gamble Co. (The)	46,110	6,998,115
		9,820,772

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(a)	822	$ 286,352
Vistra Corp.	6,637	1,050,969
		1,337,321
Industrial Conglomerates — 0.4%
3M Co.	10,474	1,604,198
Honeywell International, Inc.	12,485	2,840,587
		4,444,785
Industrial REITs — 0.2%
Prologis, Inc.	18,169	2,372,145
Insurance — 1.7%
Aflac, Inc.	9,359	1,038,381
Allstate Corp. (The)	5,202	1,035,146
American International Group, Inc.	10,515	787,363
Aon PLC, Class A	4,227	1,477,928
Arch Capital Group Ltd.(a)	7,354	706,278
Arthur J. Gallagher & Co.	5,002	1,247,349
Brown & Brown, Inc.	5,465	394,027
Chubb Ltd.	7,197	2,227,903
Cincinnati Financial Corp.	3,045	489,910
Fidelity National Financial, Inc., Class A	5,063	275,377
Hartford Insurance Group, Inc. (The)	5,559	750,799
Loews Corp.	3,437	362,844
Markel Group, Inc.(a)	234	477,510
Marsh & McLennan Cos., Inc.	9,696	1,824,690
MetLife, Inc.	10,871	857,504
Principal Financial Group, Inc.	4,376	414,495
Progressive Corp. (The)	11,492	2,390,336
Prudential Financial, Inc.	6,900	766,659
Travelers Cos., Inc. (The)	4,418	1,256,965
W. R. Berkley Corp.	5,645	387,134
Willis Towers Watson PLC	1,806	573,351
		19,741,949
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A	114,388	38,663,144
Alphabet, Inc., Class C, NVS	99,517	33,689,490
Meta Platforms, Inc., Class A	42,694	30,590,251
Pinterest, Inc., Class A(a)	11,703	258,987
Reddit, Inc., Class A(a)	2,483	447,611
		103,649,483
IT Services — 1.2%
Accenture PLC, Class A	12,236	3,225,899
Cloudflare, Inc., Class A(a)	6,088	1,079,707
Cognizant Technology Solutions Corp., Class A	9,491	778,831
CoreWeave, Inc., Class A(a)(b)	4,934	459,799
Gartner, Inc.(a)	1,490	312,319
GoDaddy, Inc., Class A(a)	2,650	266,378
International Business Machines Corp.	18,318	5,618,131
MongoDB, Inc., Class A(a)	1,559	578,904
Okta, Inc., Class A(a)	3,257	275,151
Snowflake, Inc., Class A(a)	6,496	1,251,779
Twilio, Inc., Class A(a)(b)	2,868	345,479
VeriSign, Inc.	1,603	391,501
		14,583,878
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	5,631	753,709
Danaher Corp.	12,668	2,772,898
Illumina, Inc.(a)	2,999	434,285
IQVIA Holdings, Inc.(a)	3,331	766,630
Medpace Holdings, Inc.(a)	449	261,533
Mettler-Toledo International, Inc.(a)	417	572,641
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	7,423	$ 4,295,022
Waters Corp.(a)	1,187	440,045
West Pharmaceutical Services, Inc.	1,413	326,573
		10,623,336
Machinery — 1.7%
Caterpillar, Inc.	9,248	6,079,265
Cummins, Inc.	2,703	1,564,551
Deere & Co.	4,905	2,589,840
Dover Corp.	2,700	544,023
Fortive Corp.	6,239	329,482
Graco, Inc.	3,312	289,237
Illinois Tool Works, Inc.	5,688	1,486,047
Ingersoll Rand, Inc.	7,754	667,542
Otis Worldwide Corp.	7,838	669,522
PACCAR, Inc.	10,111	1,242,743
Parker-Hannifin Corp.	2,382	2,229,171
Pentair PLC	3,247	342,136
Snap-on, Inc.	1,001	366,476
Westinghouse Air Brake Technologies Corp.	3,385	779,024
Xylem, Inc.	4,736	652,952
		19,832,011
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	1,774	365,657
Fox Corp., Class A, NVS	3,950	287,481
Fox Corp., Class B	2,622	171,924
News Corp., Class A, NVS	7,832	211,699
News Corp., Class B	2,029	63,102
Omnicom Group, Inc.	6,342	488,588
Paramount Skydance Corp., Class B, NVS	17,376	194,785
Trade Desk, Inc. (The), Class A(a)	8,828	267,753
		2,050,989
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	28,237	1,700,714
Newmont Corp.	21,579	2,424,401
Nucor Corp.	4,487	797,430
Reliance, Inc.	1,033	340,373
Royal Gold, Inc.	1,583	416,820
Southern Copper Corp.	1,788	340,292
Steel Dynamics, Inc.	2,682	481,607
		6,501,637
Multi-Utilities — 0.6%
Ameren Corp.	5,302	547,590
CenterPoint Energy, Inc.	12,842	509,699
CMS Energy Corp.	5,861	419,003
Consolidated Edison, Inc.	7,085	755,473
Dominion Energy, Inc.	16,758	1,008,329
DTE Energy Co.	4,052	544,508
NiSource, Inc.	9,170	406,139
Public Service Enterprise Group, Inc.	9,789	806,222
Sempra	12,857	1,118,688
WEC Energy Group, Inc.	6,173	683,166
		6,798,817
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	4,224	893,460
Chevron Corp.	36,670	6,486,923
ConocoPhillips	24,275	2,530,183
Coterra Energy, Inc.	14,967	431,798
Devon Energy Corp.	12,031	483,767
Diamondback Energy, Inc.	3,730	611,534
EOG Resources, Inc.	10,748	1,205,173

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	12,174	$ 702,805
Expand Energy Corp.	4,474	502,922
Exxon Mobil Corp.	82,842	11,713,859
Kinder Morgan, Inc.	38,639	1,178,103
Marathon Petroleum Corp.	5,681	1,000,935
Occidental Petroleum Corp.	12,876	584,442
ONEOK, Inc.	12,207	966,672
Phillips 66	7,907	1,135,129
Targa Resources Corp.	4,265	857,180
Texas Pacific Land Corp.(b)	1,122	390,860
Valero Energy Corp.	5,980	1,084,951
Williams Cos., Inc. (The)	23,884	1,606,438
		34,367,134
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	12,801	843,458
Southwest Airlines Co.	8,990	427,204
United Airlines Holdings, Inc.(a)	6,437	658,634
		1,929,296
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,776	550,577
Kenvue, Inc.	34,535	600,909
		1,151,486
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	40,012	2,202,661
Eli Lilly & Co.	15,712	16,295,701
Johnson & Johnson	47,338	10,757,560
Merck & Co., Inc.	48,775	5,378,419
Pfizer, Inc.	111,601	2,950,730
Royalty Pharma PLC, Class A	6,904	287,759
Zoetis, Inc., Class A	8,774	1,095,171
		38,968,001
Professional Services — 0.5%
Automatic Data Processing, Inc.	7,962	1,965,181
Broadridge Financial Solutions, Inc.	2,304	454,142
Equifax, Inc.	2,421	487,589
Jacobs Solutions, Inc.	2,478	335,174
Leidos Holdings, Inc.	2,378	447,730
Paychex, Inc.	6,365	656,423
SS&C Technologies Holdings, Inc.	4,235	346,804
TransUnion	3,805	300,671
Verisk Analytics, Inc.	2,777	603,886
		5,597,600
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	5,844	995,409
CoStar Group, Inc.(a)	7,829	481,484
Zillow Group, Inc., Class A(a)	993	61,804
Zillow Group, Inc., Class C, NVS(a)	3,307	208,440
		1,747,137
Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,689	477,755
Equity Residential	6,872	428,263
Essex Property Trust, Inc.	1,206	303,755
Invitation Homes, Inc.	10,963	293,041
Mid-America Apartment Communities, Inc.	2,332	313,188
Sun Communities, Inc.	2,170	276,523
		2,092,525
Retail REITs — 0.2%
Kimco Realty Corp.	13,358	281,587
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	17,341	$ 1,060,575
Simon Property Group, Inc.	6,383	1,221,132
		2,563,294
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(a)	31,817	7,532,038
Analog Devices, Inc.	9,741	3,028,282
Applied Materials, Inc.	15,765	5,081,375
Astera Labs, Inc.(a)	2,569	386,943
Broadcom, Inc.	90,729	30,058,518
Credo Technology Group Holding Ltd.(a)	2,912	364,815
Entegris, Inc.	2,947	347,952
First Solar, Inc.(a)	2,000	451,040
Intel Corp.(a)	85,076	3,953,482
KLA Corp.	2,600	3,712,644
Lam Research Corp.	24,674	5,760,392
Marvell Technology, Inc.	16,878	1,332,012
Microchip Technology, Inc.	10,639	807,713
Micron Technology, Inc.	21,985	9,121,137
Monolithic Power Systems, Inc.	899	1,010,611
NVIDIA Corp.	462,304	88,360,164
NXP Semiconductors NV	4,759	1,076,200
ON Semiconductor Corp.(a)	7,905	473,430
Qnity Electronics, Inc.	4,107	395,011
QUALCOMM, Inc.	21,347	3,235,992
Teradyne, Inc.	3,077	741,711
Texas Instruments, Inc.	17,875	3,852,956
		171,084,418
Software — 8.9%
Adobe, Inc.(a)	8,232	2,414,034
AppLovin Corp., Class A(a)(b)	4,187	1,980,912
Atlassian Corp., Class A(a)	3,275	387,040
Autodesk, Inc.(a)	4,184	1,058,008
Bentley Systems, Inc., Class B	2,632	92,436
Cadence Design Systems, Inc.(a)	5,348	1,584,933
Circle Internet Group, Inc., Class A(a)(b)	875	55,939
Crowdstrike Holdings, Inc., Class A(a)	4,735	2,090,053
Datadog, Inc., Class A(a)	6,035	780,446
Docusign, Inc.(a)	3,992	209,740
Dynatrace, Inc.(a)	5,845	222,636
Fair Isaac Corp.(a)	459	671,595
Fortinet, Inc.(a)	12,374	1,005,511
Gen Digital, Inc.	11,162	267,776
Guidewire Software, Inc.(a)	1,637	230,424
HubSpot, Inc.(a)	979	274,120
Intuit, Inc.	5,361	2,674,710
Microsoft Corp.	146,203	62,909,689
Nutanix, Inc., Class A(a)	5,017	197,319
Oracle Corp.	33,131	5,452,700
Palantir Technologies, Inc., Class A(a)	42,897	6,288,271
Palo Alto Networks, Inc.(a)	13,581	2,403,430
PTC, Inc.(a)	2,339	365,188
Roper Technologies, Inc.	2,092	776,613
Salesforce, Inc.	18,198	3,863,253
ServiceNow, Inc.(a)	20,404	2,387,472
Strategy, Inc., Class A(a)(b)	5,264	788,073
Synopsys, Inc.(a)	3,620	1,683,716
Trimble, Inc.(a)	4,687	316,841
Tyler Technologies, Inc.(a)	845	312,143
Unity Software, Inc.(a)	6,308	183,563
Workday, Inc., Class A(a)	4,247	745,901

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Zoom Communications, Inc., Class A(a)	4,712	$ 433,975
Zscaler, Inc.(a)	1,957	391,420
		105,499,880
Specialized REITs — 0.7%
American Tower Corp.	9,193	1,648,121
Crown Castle, Inc.	8,119	704,810
Digital Realty Trust, Inc.	6,312	1,047,477
Equinix, Inc.	1,928	1,582,753
Extra Space Storage, Inc.	4,022	554,915
Iron Mountain, Inc.	5,800	534,354
Public Storage	3,112	859,503
SBA Communications Corp.	2,162	398,046
VICI Properties, Inc.	20,730	582,099
Weyerhaeuser Co.	13,609	350,840
		8,262,918
Specialty Retail — 1.8%
AutoZone, Inc.(a)	330	1,222,416
Best Buy Co., Inc.	3,808	247,901
Burlington Stores, Inc.(a)	1,236	365,683
Carvana Co., Class A(a)	2,734	1,096,635
Home Depot, Inc. (The)	19,545	7,321,361
Lowe’s Cos., Inc.	11,012	2,940,865
O’Reilly Automotive, Inc.(a)	16,542	1,627,898
Ross Stores, Inc.	6,267	1,182,269
TJX Cos., Inc. (The)	21,916	3,283,236
Tractor Supply Co.	10,004	509,003
Ulta Beauty, Inc.(a)	902	583,919
Williams-Sonoma, Inc.	2,427	496,686
		20,877,872
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	291,857	75,731,054
Dell Technologies, Inc., Class C	6,031	690,188
Hewlett Packard Enterprise Co.	25,831	555,883
HP, Inc.	18,506	359,757
IonQ, Inc.(a)(b)	6,883	275,182
NetApp, Inc.	3,785	364,685
Pure Storage, Inc., Class A(a)	6,035	419,674
Sandisk Corp.(a)	2,284	1,316,155
Seagate Technology Holdings PLC	4,009	1,634,429
Super Micro Computer, Inc.(a)(b)	10,374	301,987
Western Digital Corp.	6,771	1,694,307
		83,343,301
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	2,074	361,913
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	22,170	$ 1,370,328
Tapestry, Inc.	4,067	516,143
		2,248,384
Tobacco — 0.6%
Altria Group, Inc.	33,034	2,047,777
Philip Morris International, Inc.	30,579	5,487,096
		7,534,873
Trading Companies & Distributors — 0.4%
Fastenal Co.	22,576	978,896
Ferguson Enterprises, Inc.	3,926	991,158
United Rentals, Inc.	1,249	976,793
Watsco, Inc.	683	263,945
WW Grainger, Inc.	878	948,187
		4,158,979
Water Utilities — 0.0%
American Water Works Co., Inc.	3,829	494,439
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	9,436	1,860,874
Total Long-Term Investments — 99.9% (Cost: $725,555,427)		1,188,053,829
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	7,076,027	7,079,565
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	1,559,109	1,559,109
Total Short-Term Securities — 0.7% (Cost: $8,638,280)		8,638,674
Total Investments — 100.6% (Cost: $734,193,707)		1,196,692,503
Liabilities in Excess of Other Assets — (0.6)%		(6,659,345)
Net Assets — 100.0%		$ 1,190,033,158

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 7,199,567	$ —	$ (120,702)(a)	$ 1,650	$ (950)	$ 7,079,565	7,076,027	$ 27,480 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,903,827	—	(344,718)(a)	—	—	1,559,109	1,559,109	54,641	—
BlackRock, Inc.	2,533,415	217,013	(240,949)	32,468	514,997	3,056,944	2,732	42,222	—
				$ 34,118	$ 514,047	$ 11,695,618		$ 124,343	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	03/20/26	$ 1,741	$ 10,782
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar U.S. Equity ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,188,053,829	$ —	$ —	$ 1,188,053,829
Short-Term Securities
Money Market Funds	8,638,674	—	—	8,638,674
	$ 1,196,692,503	$ —	$ —	$ 1,196,692,503
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 10,782	$ —	$ —	$ 10,782

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust